Transamerica Capital Growth

SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS - 97.4%
Automobiles - 4.1%
Rivian Automotive, Inc., Class A (A) (B)	160,909	$ 2,463,517
Tesla, Inc. (B)	295,539	55,351,499

		57,815,016

Biotechnology - 1.1%
Intellia Therapeutics, Inc. (B)	47,380	1,128,592
Moderna, Inc. (B)	12,931	1,306,677
ProKidney Corp. (A) (B)	729,049	955,054
Roivant Sciences Ltd. (B)	1,160,891	11,608,910

		14,999,233

Broadline Retail - 5.0%
Global-e Online Ltd. (B)	676,392	25,547,326
MercadoLibre, Inc. (B)	26,160	44,780,950

		70,328,276

Capital Markets - 0.8%
Coinbase Global, Inc., Class A (B)	85,207	10,923,537

Chemicals - 0.3%
Ginkgo Bioworks Holdings, Inc. (A) (B)	3,155,884	3,818,620

Entertainment - 5.8%
ROBLOX Corp., Class A (B)	2,132,444	82,760,152

Financial Services - 8.5%
Adyen NV (B) (C)	46,949	58,882,810
Affirm Holdings, Inc. (B)	1,511,548	61,232,810

		120,115,620

Ground Transportation - 8.6%
Grab Holdings Ltd., Class A (B)	2,229,609	6,844,900
Uber Technologies, Inc. (B)	1,755,012	114,549,633

		121,394,533

Health Care Providers & Services - 1.4%
agilon health, Inc. (A) (B)	3,267,142	19,243,466

Health Care Technology - 0.6%
Doximity, Inc., Class A (B)	334,932	9,026,417

Hotels, Restaurants & Leisure - 13.3%
Airbnb, Inc., Class A (B)	505,784	72,903,706
DoorDash, Inc., Class A (B)	1,111,252	115,792,458

		188,696,164

IT Services - 25.0%
Cloudflare, Inc., Class A (B)	1,696,247	134,088,325
Shopify, Inc., Class A (B)	1,363,824	109,201,388
Snowflake, Inc., Class A (B)	563,918	110,324,918

		353,614,631

Leisure Products - 0.5%
Peloton Interactive, Inc., Class A (B)	1,419,585	7,892,893

Life Sciences Tools & Services - 0.4%
10X Genomics, Inc., Class A (B)	147,303	6,138,116

Media - 5.8%
Trade Desk, Inc., Class A (B)	1,195,251	81,791,026

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 4.6%
Royalty Pharma PLC, Class A	2,300,501	$ 65,311,222

Software - 8.5%
Aurora Innovation, Inc. (A) (B)	5,285,246	15,802,886
Bill Holdings, Inc. (B)	666,409	52,013,222
Gitlab, Inc., Class A (B)	282,303	20,074,566
MicroStrategy, Inc., Class A (B)	13,910	6,971,831
Samsara, Inc., Class A (B)	804,789	25,270,375

		120,132,880

Specialty Retail - 3.1%
Carvana Co. (A) (B)	1,025,970	44,178,268

Total Common Stocks (Cost $1,493,112,053)		1,378,180,070

OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (D)	7,665,824	7,665,824

Total Other Investment Company (Cost $7,665,824)		7,665,824

	Principal	Value
REPURCHASE AGREEMENT - 2.8%
Fixed Income Clearing Corp., 2.50% (D), dated 01/31/2024, to be repurchased at $39,907,594 on 02/01/2024. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2026, and with a value of $40,702,958.	$ 39,904,823	39,904,823

Total Repurchase Agreement (Cost $39,904,823)		39,904,823

Total Investments Excluding Options Purchased (Cost $1,540,682,700)		1,425,750,717
Total Options Purchased - 0.1% (Cost $4,356,367)		1,560,140

Total Investments (Cost $1,545,039,067)		1,427,310,857
Net Other Assets (Liabilities) - (0.9)%		(12,257,853)

Net Assets - 100.0%		$ 1,415,053,004

Transamerica Funds	Page 1

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put - USD vs. CNH	SCB	USD	7.57	05/24/2024	USD	340,798,209	$1,441,917	$202,434
Put - USD vs. CNH	GSI	USD	7.69	01/06/2025	USD	377,482,631	1,428,317	1,099,607
Put - USD vs. CNH	JPM	USD	7.79	08/12/2024	USD	358,969,285	1,486,133	258,099

Total							$4,356,367	$1,560,140

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,319,297,260	$58,882,810	$—	$1,378,180,070
Other Investment Company	7,665,824	—	—	7,665,824
Repurchase Agreement	—	39,904,823	—	39,904,823
Over-the-Counter Foreign Exchange Options Purchased	—	1,560,140	—	1,560,140

Total Investments	$1,326,963,084	$100,347,773	$—	$1,427,310,857

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $10,152,745, collateralized by cash collateral of $7,665,824 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $2,934,958. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the value of the 144A security is $58,882,810, representing 4.2% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at January 31, 2024.
(E)	There were no transfers in or out of Level 3 during the period ended January 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
SCB	Standard Chartered Bank

Transamerica Funds	Page 2

Transamerica Capital Growth

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica Capital Growth (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 3

Transamerica Capital Growth

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 4